Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Computed "expected" income tax benefit					$ (1,659,103)	$ (2,392,649)
State income taxes, net of federal benefit					(99,938)	(276,243)
Noncontrolling interest					87,389	140,879
Permanent Items					147,602	4,025
Capital loss expiration					50,220
Federal expense of tax rate change						4,836,697
Foreign Tax Expense					1,803	61,766
Other					86,174	169,244
Change in valuation allowance					684,629	(3,188,148)
Total	$ 4,803	$ (206,366)	$ 61,213	$ (779,361)	$ (701,224)	$ (644,429)